MERCER FUNDS

(formerly known as, MGI Funds)

SUPPLEMENT TO

THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES DATED JULY 27, 2012

The date of this Supplement is September 4, 2012.

1. The following changes are made in the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of Mercer Funds:

a. The references to BNY Mellon Investment Servicing (US) Inc., located on page 47 and page 100 of the Class S Prospectus and on page 51 and 106 of the Class Y Prospectus, are hereby deleted and replaced with references to State Street Bank & Trust Company.

b. The references to PO Box 9811, Providence, Rhode Island 02940-8011, located on page 47 and page 100 of the Class S Prospectus and on page 51 and 106 of the Class Y Prospectus, are hereby deleted and replaced with references to 200 Clarendon Street, Boston, MA 02116.

c. The phone number 1-800-428-0980 references, located on the back covers of the Class S Shares Prospectus and of the Class Y Shares Prospectus, are hereby deleted and replaced with references to 1-888-887-0619.

2. Mercer Investment Management, Inc. has decided to terminate William Blair & Company, L.L.C. (“William Blair”) and Lazard Asset Management LLC (“Lazard”) as subadvisers to the Mercer Non-US Core Equity Fund, effective on or before September 30, 2012. The following changes are made in the prospectuses of the Class S Shares Prospectus and of the Class Y Shares Prospectus of Mercer Funds, effective September 30, 2012:

a. The information relating to William Blair, located on page 27 and pages 70-71 of the Class S Shares Prospectus and on page 30 and pages 74-75 of the Class Y Shares Prospectus, is deleted in its entirety.

b. The information relating to Lazard, located on page 26 and page 68 of the Class S Shares Prospectus and on pages 29-30 and page 73 of the Class Y Shares Prospectus, is deleted in its entirety.

MERCER FUNDS

(formerly known as, MGI Funds)

SUPPLEMENT TO

THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 27, 2012

The date of this Supplement is September 4, 2012.

1. The following changes are made in the Statement of Additional Information of Mercer Funds:

a. The reference to BNY Mellon Investment Servicing (US) Inc. located on page 50 are hereby deleted and replaced with a reference to State Street Bank & Trust Company.

b. The reference to PO Box 9811, Providence, Rhode Island 02940-8011 located on page 50 are hereby deleted and replaced with a reference to 200 Clarendon Street, Boston, MA 02116.

c. The reference to “1-800-428-0980 (in the case of Class S shares) or 1-866-658-9896 (in the case of Class Y shares)” located on the cover page and on page 74 are hereby deleted and replaced with a reference to 1-888-887-0619.

2. Mercer Investment Management, Inc. has decided to terminate William Blair & Company, L.L.C. (“William Blair”) and Lazard Asset Management LLC (“Lazard”) as subadvisers to the Mercer Non-US Core Equity Fund, effective on or before September 30, 2012. The following changes are made in the Statement of Additional Information of Mercer Funds, effective September 30, 2012:

a. In the section entitled “Subadvisors and Portfolio Managers,” the information relating to William Blair located on page 47 is deleted in its entirety.

b. In Appendix B, entitled “Proxy Voting Policies,” the proxy policy relating to William Blair beginning on page B-191 is deleted in its entirety.

c. In Appendix C, entitled “Additional Information about the Funds’ Portfolio Managers,” the information relating to William Blair beginning on page C-21 is deleted in its entirety.

d. In the section entitled “Subadvisors and Portfolio Managers,” the information relating to Lazard located on page 47 is deleted in its entirety.

e. In Appendix B, entitled “Proxy Voting Policies,” the proxy policy relating to Lazard beginning on page B-165 is deleted in its entirety.

f. In Appendix C, entitled “Additional Information about the Funds’ Portfolio Managers,” the information relating to Lazard beginning on page C-17 is deleted in its entirety.